SECURITIES (Tables)	12 Months Ended
Jun. 30, 2016
Investment Securities [Table Text Block]
The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2016 and 2015 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrecognized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2016
		Gross	Gross
		unrealized/	unrealized/
	Amortized	unrecognized	unrecognized	Estimated
(in thousands)	cost	gains	losses	fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$79	$2	$-	$81
FHLMC stock	8	45	-	53
	$87	$47	$-	$134

Held-to-maturity Securities
Agency mortgage-backed: residential	$2,048	$70	$-	$2,118
Agency bonds	2,031	2	-	2,033
	$4,079	$72	$-	$4,151

	2015
		Gross	Gross
		unrealized/	unrealized/
	Amortized	unrecognized	unrecognized	Estimated
(in thousands)	cost	gains	losses	fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$94	$2	$-	$96
FHLMC stock	8	55	-	63
	$102	$57	$-	$159

Held-to-maturity Securities
Agency mortgage-backed: residential	$2,821	$112	$2	$2,931
Agency bonds	3,602	2	1	3,603
	$6,423	$114	$3	$6,534

Held-to-maturity Securities [Table Text Block]
The amortized cost and estimated fair value of debt securities as of June 30, 2016, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are not shown.

(in thousands)	Amortized Cost	Fair Value

Held to maturity:
Within one year	$2,031	$2,033